John Hancock
Bond Fund
Quarterly portfolio holdings 2/29/2024

Fund’s investments
As of 2-29-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 52.5%				$12,506,770,733
(Cost $13,103,732,053)
U.S. Government 19.7%				4,682,391,616
U.S. Treasury
Bond	2.250	02-15-52	107,041,000	70,019,866
Bond	2.500	02-15-45	46,172,000	33,467,486
Bond	3.000	08-15-52	356,964,000	275,963,849
Bond	3.375	08-15-42	483,509,000	413,513,520
Bond	3.375	11-15-48	107,040,000	88,931,006
Bond	4.000	11-15-42	482,409,000	450,317,494
Bond	4.500	02-15-44	273,331,000	273,245,584
Bond	4.750	11-15-43	699,171,000	719,490,657
Bond	4.750	11-15-53	562,085,000	598,005,745
Note	4.000	01-31-29	15,773,000	15,590,625
Note	4.000	01-31-31	1,121,065,000	1,102,847,671
Note	4.000	02-15-34	653,767,000	640,998,113
U.S. Government Agency 32.8%				7,824,379,117
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	57,654,843	51,222,806
15 Yr Pass Thru	4.500	11-01-37	17,596,824	17,225,404
15 Yr Pass Thru	4.500	12-01-37	11,682,663	11,432,424
15 Yr Pass Thru	4.500	01-01-38	12,281,332	12,018,270
15 Yr Pass Thru	4.500	02-01-38	38,838,008	38,006,109
30 Yr Pass Thru	2.000	09-01-50	117,095,010	93,528,690
30 Yr Pass Thru	2.000	03-01-52	61,958,673	49,334,091
30 Yr Pass Thru	2.500	09-01-50	26,750,838	22,273,512
30 Yr Pass Thru	2.500	08-01-51	59,774,521	49,900,733
30 Yr Pass Thru	2.500	11-01-51	45,060,072	37,532,386
30 Yr Pass Thru	2.500	12-01-51	14,275,245	11,863,673
30 Yr Pass Thru	3.000	03-01-43	2,999,137	2,680,583
30 Yr Pass Thru	3.000	12-01-45	10,146,753	8,967,774
30 Yr Pass Thru	3.000	05-01-46	1,831,730	1,617,752
30 Yr Pass Thru	3.000	10-01-46	4,100,117	3,614,744
30 Yr Pass Thru	3.000	10-01-46	3,117,251	2,751,275
30 Yr Pass Thru	3.000	10-01-46	5,745,709	5,051,167
30 Yr Pass Thru	3.000	10-01-46	42,956,815	37,898,427
30 Yr Pass Thru	3.000	12-01-46	32,540,350	28,545,853
30 Yr Pass Thru	3.000	12-01-46	7,772,107	6,856,901
30 Yr Pass Thru	3.000	04-01-47	21,544,206	18,939,938
30 Yr Pass Thru	3.000	09-01-49	11,449,632	9,951,993
30 Yr Pass Thru	3.000	10-01-49	14,344,736	12,477,376
30 Yr Pass Thru	3.000	12-01-49	13,407,215	11,620,001
30 Yr Pass Thru	3.000	01-01-50	11,889,394	10,337,948
30 Yr Pass Thru	3.000	02-01-50	7,450,821	6,478,564
30 Yr Pass Thru	3.000	06-01-51	72,613,348	62,979,198
30 Yr Pass Thru	3.500	06-01-42	2,132,905	1,970,284
30 Yr Pass Thru	3.500	04-01-44	3,216,272	2,959,517
30 Yr Pass Thru	3.500	05-01-45	5,104,492	4,659,717
30 Yr Pass Thru	3.500	08-01-46	31,323,316	28,652,721
30 Yr Pass Thru	3.500	09-01-46	6,472,403	5,894,278
30 Yr Pass Thru	3.500	10-01-46	1,173,621	1,073,926
30 Yr Pass Thru	3.500	10-01-46	12,354,722	11,193,267
30 Yr Pass Thru	3.500	11-01-46	3,707,657	3,376,484
30 Yr Pass Thru	3.500	11-01-46	4,279,809	3,902,880
2	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	12-01-46	5,532,308	$5,046,798
30 Yr Pass Thru	3.500	01-01-47	3,775,144	3,452,100
30 Yr Pass Thru	3.500	02-01-47	5,000,486	4,574,150
30 Yr Pass Thru	3.500	04-01-47	6,925,492	6,332,868
30 Yr Pass Thru	3.500	09-01-47	18,643,269	16,989,676
30 Yr Pass Thru	3.500	03-01-52	25,216,432	22,640,828
30 Yr Pass Thru	3.500	03-01-52	40,991,786	36,574,310
30 Yr Pass Thru	3.500	04-01-52	82,791,813	74,283,721
30 Yr Pass Thru	4.000	01-01-41	5,006,500	4,765,044
30 Yr Pass Thru	4.000	03-01-42	2,610,617	2,481,095
30 Yr Pass Thru	4.000	11-01-43	2,150,362	2,039,730
30 Yr Pass Thru	4.000	01-01-47	5,231,271	4,939,196
30 Yr Pass Thru	4.000	03-01-47	15,271,478	14,352,019
30 Yr Pass Thru	4.000	04-01-47	5,791,670	5,468,306
30 Yr Pass Thru	4.000	05-01-47	5,123,228	4,837,185
30 Yr Pass Thru	4.000	10-01-47	7,394,478	6,970,071
30 Yr Pass Thru	4.000	03-01-48	1,894,180	1,781,911
30 Yr Pass Thru	4.000	07-01-48	15,649,467	14,707,250
30 Yr Pass Thru	4.000	08-01-48	7,432,657	6,975,863
30 Yr Pass Thru	4.000	08-01-49	75,302,484	70,066,033
30 Yr Pass Thru	4.000	05-01-52	2,372,903	2,212,158
30 Yr Pass Thru	4.000	05-01-52	128,646,604	118,926,774
30 Yr Pass Thru (A)	4.000	06-01-52	81,367,892	75,220,181
30 Yr Pass Thru	4.000	08-01-52	33,915,435	31,480,154
30 Yr Pass Thru	4.000	08-01-52	39,231,502	36,132,527
30 Yr Pass Thru	4.000	08-01-52	72,916,114	67,475,332
30 Yr Pass Thru (A)	4.000	08-01-52	22,115,658	20,444,721
30 Yr Pass Thru	4.000	04-01-53	22,780,395	21,135,760
30 Yr Pass Thru	4.000	06-01-53	58,694,004	54,273,160
30 Yr Pass Thru	4.500	06-01-52	24,856,016	23,757,373
30 Yr Pass Thru	4.500	07-01-52	21,153,942	20,199,100
30 Yr Pass Thru	4.500	08-01-52	13,020,183	12,465,031
30 Yr Pass Thru	4.500	08-01-52	62,374,834	59,598,356
30 Yr Pass Thru	4.500	08-01-52	51,617,808	49,320,155
30 Yr Pass Thru	4.500	08-01-52	31,223,538	29,589,757
30 Yr Pass Thru	4.500	09-01-52	32,285,939	30,818,533
30 Yr Pass Thru	4.500	09-01-52	35,875,507	34,345,854
30 Yr Pass Thru	4.500	10-01-52	39,282,816	37,620,159
30 Yr Pass Thru	4.500	10-01-52	33,318,791	31,700,321
30 Yr Pass Thru	4.500	10-01-52	37,229,478	35,642,095
30 Yr Pass Thru	4.500	12-01-52	22,688,044	21,642,686
30 Yr Pass Thru	4.500	12-01-52	90,948,307	87,098,893
30 Yr Pass Thru	4.500	03-01-53	51,495,350	48,800,840
30 Yr Pass Thru	4.500	04-01-53	21,474,354	20,545,313
30 Yr Pass Thru	4.500	08-01-53	67,177,131	64,186,889
30 Yr Pass Thru	4.500	08-01-53	15,800,678	15,072,657
30 Yr Pass Thru	5.000	08-01-52	39,832,406	39,124,245
30 Yr Pass Thru	5.000	10-01-52	50,914,482	49,913,834
30 Yr Pass Thru	5.000	10-01-52	37,804,105	36,813,033
30 Yr Pass Thru	5.000	11-01-52	40,974,887	39,836,666
30 Yr Pass Thru	5.000	12-01-52	18,828,248	18,417,020
30 Yr Pass Thru	5.000	12-01-52	37,863,094	37,118,952
30 Yr Pass Thru	5.000	12-01-52	4,634,097	4,514,057
30 Yr Pass Thru	5.000	12-01-52	31,793,432	31,218,257
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	01-01-53	62,303,147	$60,552,989
30 Yr Pass Thru	5.000	01-01-53	37,511,783	36,669,043
30 Yr Pass Thru	5.000	04-01-53	40,494,766	39,585,010
30 Yr Pass Thru	5.000	06-01-53	47,655,735	46,479,368
30 Yr Pass Thru	5.000	06-01-53	60,649,876	59,363,129
30 Yr Pass Thru	5.000	07-01-53	11,287,434	11,022,563
30 Yr Pass Thru	5.000	07-01-53	46,742,822	45,663,483
30 Yr Pass Thru	5.000	08-01-53	76,743,811	75,067,650
30 Yr Pass Thru	5.000	08-01-53	57,412,547	56,140,658
30 Yr Pass Thru	5.500	11-01-39	1,905,858	1,948,762
30 Yr Pass Thru	5.500	09-01-52	41,651,459	41,619,425
30 Yr Pass Thru	5.500	11-01-52	44,395,062	44,347,044
30 Yr Pass Thru	5.500	06-01-53	40,199,731	40,143,688
30 Yr Pass Thru	5.500	07-01-53	46,390,571	46,325,898
30 Yr Pass Thru (A)	5.500	09-01-53	31,508,135	31,449,934
30 Yr Pass Thru (A)	5.500	12-01-53	16,619,284	16,572,745
Federal National Mortgage Association
15 Yr Pass Thru	2.000	04-01-37	58,977,738	52,398,117
15 Yr Pass Thru	2.500	01-01-36	63,038,055	57,591,687
15 Yr Pass Thru	4.500	11-01-37	33,735,430	33,160,420
15 Yr Pass Thru	4.500	11-01-37	21,765,655	21,306,243
15 Yr Pass Thru	4.500	02-01-38	34,017,337	33,288,696
30 Yr Pass Thru	2.000	09-01-50	18,876,045	15,077,088
30 Yr Pass Thru	2.000	07-01-51	89,581,229	70,936,410
30 Yr Pass Thru	2.000	07-01-51	111,652,000	88,413,523
30 Yr Pass Thru	2.500	08-01-50	25,031,502	20,888,878
30 Yr Pass Thru	2.500	08-01-50	27,488,642	22,999,502
30 Yr Pass Thru	2.500	09-01-50	112,383,766	94,030,497
30 Yr Pass Thru	2.500	09-01-50	11,215,777	9,419,190
30 Yr Pass Thru	2.500	09-01-50	59,870,419	49,962,080
30 Yr Pass Thru	2.500	08-01-51	5,206,502	4,335,083
30 Yr Pass Thru	2.500	08-01-51	40,373,834	33,591,175
30 Yr Pass Thru	2.500	10-01-51	21,287,234	17,711,055
30 Yr Pass Thru	2.500	11-01-51	43,570,482	36,468,650
30 Yr Pass Thru	2.500	11-01-51	42,335,572	35,104,280
30 Yr Pass Thru	2.500	01-01-52	49,234,665	40,855,718
30 Yr Pass Thru	2.500	02-01-52	125,401,350	104,060,059
30 Yr Pass Thru	2.500	03-01-52	1,043,247	865,377
30 Yr Pass Thru	3.000	07-01-42	1,809,878	1,619,267
30 Yr Pass Thru	3.000	10-01-42	2,929,488	2,612,688
30 Yr Pass Thru	3.000	10-01-42	1,688,573	1,503,273
30 Yr Pass Thru	3.000	04-01-43	1,430,821	1,273,934
30 Yr Pass Thru	3.000	12-01-45	14,938,599	13,152,653
30 Yr Pass Thru	3.000	08-01-46	21,024,073	18,458,035
30 Yr Pass Thru	3.000	08-01-46	16,455,256	14,457,137
30 Yr Pass Thru	3.000	09-01-46	2,028,672	1,788,042
30 Yr Pass Thru	3.000	10-01-46	1,611,741	1,420,565
30 Yr Pass Thru	3.000	10-01-46	12,531,019	10,978,082
30 Yr Pass Thru	3.000	01-01-47	15,225,249	13,405,034
30 Yr Pass Thru	3.000	02-01-47	8,513,385	7,500,911
30 Yr Pass Thru	3.000	10-01-47	18,306,876	16,072,478
30 Yr Pass Thru	3.000	11-01-47	19,000,680	16,681,601
30 Yr Pass Thru	3.000	11-01-48	33,864,067	29,667,381
30 Yr Pass Thru	3.000	11-01-48	11,600,527	10,199,155
4	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	09-01-49	15,835,368	$13,764,063
30 Yr Pass Thru	3.000	09-01-49	29,342,207	25,155,737
30 Yr Pass Thru	3.000	10-01-49	6,978,037	6,047,848
30 Yr Pass Thru	3.000	10-01-49	29,081,171	25,331,811
30 Yr Pass Thru	3.000	11-01-49	20,407,211	17,489,186
30 Yr Pass Thru	3.000	11-01-49	19,521,560	16,980,294
30 Yr Pass Thru	3.000	11-01-49	15,157,165	13,165,098
30 Yr Pass Thru	3.000	11-01-49	16,791,788	14,553,403
30 Yr Pass Thru	3.000	12-01-49	18,131,655	15,748,659
30 Yr Pass Thru	3.000	01-01-50	15,804,834	13,722,707
30 Yr Pass Thru	3.000	01-01-52	37,887,117	32,801,154
30 Yr Pass Thru	3.000	02-01-52	16,187,362	13,984,021
30 Yr Pass Thru	3.000	02-01-52	34,965,855	30,173,701
30 Yr Pass Thru	3.500	11-01-40	841,484	778,556
30 Yr Pass Thru	3.500	06-01-42	903,778	832,151
30 Yr Pass Thru	3.500	08-01-42	1,932,304	1,780,988
30 Yr Pass Thru	3.500	06-01-43	8,142,251	7,484,736
30 Yr Pass Thru	3.500	07-01-43	2,560,798	2,351,306
30 Yr Pass Thru	3.500	07-01-43	2,544,199	2,337,427
30 Yr Pass Thru	3.500	01-01-45	1,786,495	1,638,776
30 Yr Pass Thru	3.500	04-01-45	5,418,363	4,939,857
30 Yr Pass Thru	3.500	04-01-45	1,379,117	1,257,325
30 Yr Pass Thru	3.500	04-01-45	6,492,152	5,918,818
30 Yr Pass Thru	3.500	01-01-46	15,211,007	13,919,983
30 Yr Pass Thru	3.500	02-01-46	10,135,946	9,234,487
30 Yr Pass Thru	3.500	07-01-46	6,617,561	6,012,472
30 Yr Pass Thru	3.500	07-01-46	3,581,442	3,257,324
30 Yr Pass Thru	3.500	08-01-46	16,090,738	14,659,679
30 Yr Pass Thru	3.500	02-01-47	18,575,195	16,917,372
30 Yr Pass Thru	3.500	03-01-47	21,623,442	19,747,624
30 Yr Pass Thru	3.500	05-01-47	12,948,570	11,833,384
30 Yr Pass Thru	3.500	07-01-47	24,740,775	22,594,530
30 Yr Pass Thru	3.500	08-01-47	16,916,476	15,417,265
30 Yr Pass Thru	3.500	11-01-47	20,554,857	18,694,657
30 Yr Pass Thru	3.500	12-01-47	10,041,546	9,123,379
30 Yr Pass Thru	3.500	01-01-48	15,327,658	13,926,146
30 Yr Pass Thru	3.500	03-01-48	3,944,967	3,597,813
30 Yr Pass Thru	3.500	03-01-48	8,719,770	7,870,689
30 Yr Pass Thru	3.500	03-01-49	2,638,940	2,397,644
30 Yr Pass Thru	3.500	06-01-49	16,006,311	14,517,735
30 Yr Pass Thru	3.500	06-01-49	49,112,461	44,406,908
30 Yr Pass Thru	3.500	09-01-49	4,818,478	4,329,707
30 Yr Pass Thru	3.500	12-01-49	20,538,860	18,436,209
30 Yr Pass Thru	3.500	02-01-50	23,300,449	20,907,800
30 Yr Pass Thru	3.500	02-01-52	22,723,470	20,574,698
30 Yr Pass Thru	3.500	02-01-52	34,179,874	30,453,759
30 Yr Pass Thru	3.500	04-01-52	30,929,705	27,702,890
30 Yr Pass Thru	3.500	04-01-52	21,181,077	19,004,406
30 Yr Pass Thru	4.000	09-01-40	2,305,632	2,194,231
30 Yr Pass Thru	4.000	09-01-40	3,141,349	2,991,156
30 Yr Pass Thru	4.000	11-01-40	1,120,940	1,067,240
30 Yr Pass Thru	4.000	12-01-40	1,376,550	1,309,987
30 Yr Pass Thru	4.000	01-01-41	2,072,191	1,971,182
30 Yr Pass Thru	4.000	09-01-41	2,863,866	2,720,207
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	09-01-41	1,224,302	$1,163,848
30 Yr Pass Thru	4.000	10-01-41	926,196	879,681
30 Yr Pass Thru	4.000	01-01-42	1,356,557	1,288,980
30 Yr Pass Thru	4.000	05-01-42	1,838,763	1,745,171
30 Yr Pass Thru	4.000	09-01-43	3,602,920	3,412,667
30 Yr Pass Thru	4.000	10-01-43	3,600,279	3,409,057
30 Yr Pass Thru	4.000	10-01-43	1,357,280	1,284,769
30 Yr Pass Thru	4.000	01-01-44	2,726,297	2,580,991
30 Yr Pass Thru	4.000	12-01-45	6,770,625	6,373,857
30 Yr Pass Thru	4.000	02-01-46	3,402,158	3,188,965
30 Yr Pass Thru	4.000	04-01-46	4,224,940	3,958,868
30 Yr Pass Thru	4.000	06-01-46	2,615,017	2,450,333
30 Yr Pass Thru	4.000	07-01-46	4,651,540	4,358,603
30 Yr Pass Thru	4.000	10-01-46	1,571,956	1,472,469
30 Yr Pass Thru	4.000	01-01-47	6,152,613	5,813,211
30 Yr Pass Thru	4.000	03-01-47	6,907,808	6,483,572
30 Yr Pass Thru	4.000	04-01-47	7,657,802	7,235,368
30 Yr Pass Thru	4.000	11-01-47	1,745,342	1,640,335
30 Yr Pass Thru	4.000	12-01-47	4,809,311	4,521,467
30 Yr Pass Thru	4.000	12-01-47	2,572,311	2,403,886
30 Yr Pass Thru	4.000	09-01-48	2,270,370	2,130,228
30 Yr Pass Thru	4.000	10-01-48	6,491,301	6,080,474
30 Yr Pass Thru	4.000	10-01-48	8,488,564	7,967,249
30 Yr Pass Thru	4.000	01-01-49	5,372,059	5,011,923
30 Yr Pass Thru	4.000	01-01-49	4,403,709	4,098,856
30 Yr Pass Thru	4.000	02-01-49	5,593,591	5,216,855
30 Yr Pass Thru	4.000	07-01-49	9,736,902	9,114,578
30 Yr Pass Thru	4.000	07-01-49	13,572,397	12,683,725
30 Yr Pass Thru	4.000	08-01-49	27,673,523	25,904,800
30 Yr Pass Thru	4.000	02-01-50	22,252,516	20,719,008
30 Yr Pass Thru	4.000	03-01-51	88,366,219	82,469,859
30 Yr Pass Thru	4.000	08-01-51	49,169,751	45,950,293
30 Yr Pass Thru	4.000	10-01-51	167,847,595	156,385,468
30 Yr Pass Thru	4.000	04-01-52	9,249,231	8,590,875
30 Yr Pass Thru	4.000	05-01-52	45,513,636	41,918,423
30 Yr Pass Thru	4.000	05-01-52	96,620,341	89,320,240
30 Yr Pass Thru	4.000	06-01-52	2,632,814	2,454,462
30 Yr Pass Thru	4.000	06-01-52	49,105,224	45,763,393
30 Yr Pass Thru	4.000	06-01-52	32,390,837	29,832,220
30 Yr Pass Thru	4.000	07-01-52	35,914,692	33,358,302
30 Yr Pass Thru	4.000	07-01-52	37,717,884	34,903,489
30 Yr Pass Thru	4.000	07-01-52	29,949,223	27,714,502
30 Yr Pass Thru	4.000	07-01-52	21,474,269	19,791,395
30 Yr Pass Thru	4.000	07-01-53	46,986	43,242
30 Yr Pass Thru	4.500	05-01-52	33,291,789	31,882,704
30 Yr Pass Thru	4.500	06-01-52	38,514,704	36,812,343
30 Yr Pass Thru	4.500	06-01-52	89,370,204	85,336,230
30 Yr Pass Thru	4.500	07-01-52	73,509,943	70,191,866
30 Yr Pass Thru (A)	4.500	07-01-52	49,688,947	47,585,847
30 Yr Pass Thru (A)	4.500	07-01-52	62,379,646	59,563,966
30 Yr Pass Thru	4.500	08-01-52	44,034,989	41,758,367
30 Yr Pass Thru	4.500	08-01-52	10,196,175	9,761,433
30 Yr Pass Thru	4.500	08-01-52	72,591,104	68,838,123
30 Yr Pass Thru (A)	4.500	08-01-52	61,415,743	58,298,107
6	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (A)	4.500	08-01-52	42,528,071	$40,316,067
30 Yr Pass Thru	4.500	09-01-52	60,378,680	57,823,135
30 Yr Pass Thru	4.500	09-01-52	165,112,122	156,730,569
30 Yr Pass Thru	4.500	09-01-52	48,668,154	46,501,798
30 Yr Pass Thru	4.500	09-01-52	22,693,126	21,682,991
30 Yr Pass Thru	4.500	10-01-52	15,458,790	14,804,492
30 Yr Pass Thru	4.500	10-01-52	16,717,994	15,958,156
30 Yr Pass Thru	4.500	10-01-52	29,909,802	28,550,392
30 Yr Pass Thru	4.500	10-01-52	9,285,832	8,872,494
30 Yr Pass Thru	4.500	10-01-52	38,323,212	36,557,458
30 Yr Pass Thru (A)	4.500	10-01-52	27,566,085	26,390,728
30 Yr Pass Thru	4.500	11-01-52	30,658,030	29,274,194
30 Yr Pass Thru	4.500	11-01-52	7,660,076	7,328,680
30 Yr Pass Thru	4.500	11-01-52	14,275,234	13,630,882
30 Yr Pass Thru	4.500	11-01-52	18,842,079	17,985,701
30 Yr Pass Thru	4.500	12-01-52	40,744,105	38,866,808
30 Yr Pass Thru	4.500	02-01-53	33,823,248	32,375,285
30 Yr Pass Thru	4.500	03-01-53	15,500,404	14,786,218
30 Yr Pass Thru	4.500	03-01-53	33,618,725	32,027,709
30 Yr Pass Thru	4.500	05-01-53	19,622,616	18,761,423
30 Yr Pass Thru	4.500	06-01-53	20,029,486	19,037,770
30 Yr Pass Thru	4.500	08-01-53	33,261,594	31,625,114
30 Yr Pass Thru	5.000	06-01-52	25,243,523	24,534,407
30 Yr Pass Thru	5.000	07-01-52	65,047,419	63,220,172
30 Yr Pass Thru	5.000	07-01-52	44,122,412	42,882,969
30 Yr Pass Thru	5.000	08-01-52	28,719,805	28,133,372
30 Yr Pass Thru	5.000	09-01-52	99,149,439	96,364,232
30 Yr Pass Thru	5.000	10-01-52	42,646,954	41,715,502
30 Yr Pass Thru	5.000	10-01-52	42,420,998	41,229,350
30 Yr Pass Thru	5.000	10-01-52	114,307,581	111,060,846
30 Yr Pass Thru	5.000	11-01-52	39,481,708	38,705,754
30 Yr Pass Thru	5.000	12-01-52	37,757,857	36,933,188
30 Yr Pass Thru	5.000	01-01-53	7,750,962	7,610,740
30 Yr Pass Thru	5.000	01-01-53	32,435,596	31,798,123
30 Yr Pass Thru	5.000	01-01-53	78,061,674	75,893,238
30 Yr Pass Thru	5.000	04-01-53	9,039,644	8,830,909
30 Yr Pass Thru	5.000	04-01-53	33,658,194	32,880,993
30 Yr Pass Thru	5.000	04-01-53	9,171,826	8,977,237
30 Yr Pass Thru	5.000	05-01-53	76,728,477	75,100,606
30 Yr Pass Thru	5.000	05-01-53	33,714,767	32,896,223
30 Yr Pass Thru	5.000	05-01-53	55,657,371	54,580,902
30 Yr Pass Thru	5.000	07-01-53	88,693,538	86,756,383
30 Yr Pass Thru	5.500	10-01-52	45,180,187	45,131,320
30 Yr Pass Thru	5.500	12-01-52	37,787,795	37,758,733
30 Yr Pass Thru	5.500	12-01-52	69,561,873	69,486,635
30 Yr Pass Thru	5.500	12-01-52	1,949,227	1,947,727
30 Yr Pass Thru	5.500	12-01-52	26,455,708	26,584,174
30 Yr Pass Thru	5.500	12-01-52	26,745,685	26,716,757
30 Yr Pass Thru	5.500	04-01-53	26,921,722	26,690,690
30 Yr Pass Thru (A)	5.500	05-01-53	16,006,617	15,979,300
30 Yr Pass Thru (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%) (B)	6.372	07-01-33	211	215
30 Yr Pass Thru	7.000	09-01-31	90	94
30 Yr Pass Thru	7.000	09-01-31	27	29
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	09-01-31	1,006	$1,045
30 Yr Pass Thru	7.000	01-01-32	40	42
30 Yr Pass Thru	7.000	06-01-32	14	14
30 Yr Pass Thru	7.500	09-01-29	22	22
30 Yr Pass Thru	7.500	12-01-29	24	25
30 Yr Pass Thru	7.500	01-01-31	11	11
30 Yr Pass Thru	7.500	05-01-31	80	84
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	1,258	1,251
30 Yr Pass Thru	5.000	04-15-35	593	589
30 Yr Pass Thru	5.500	03-15-35	826	837
30 Yr Pass Thru	6.000	03-15-33	1,184	1,210
30 Yr Pass Thru	6.000	06-15-33	353	360
30 Yr Pass Thru	6.500	09-15-28	44	44
30 Yr Pass Thru	6.500	09-15-29	53	54
30 Yr Pass Thru	6.500	08-15-31	79	81
30 Yr Pass Thru	7.000	04-15-29	291	297

30 Yr Pass Thru	8.000	10-15-26	121	123
Corporate bonds 37.6%				$8,950,559,746
(Cost $9,457,707,106)
Communication services 2.7%				637,640,680
Diversified telecommunication services 0.4%
C&W Senior Financing DAC (C)	6.875	09-15-27	18,344,000	17,289,220
Connect Finco SARL (C)	6.750	10-01-26	22,977,000	22,544,515
GCI LLC (C)	4.750	10-15-28	19,920,000	17,873,618
Telesat Canada (C)(D)	5.625	12-06-26	8,065,000	4,651,812
Total Play Telecomunicaciones SA de CV (C)	6.375	09-20-28	17,481,000	7,167,210
Zayo Group Holdings, Inc. (C)(D)	4.000	03-01-27	14,831,000	12,346,808
Zayo Group Holdings, Inc. (C)(D)	6.125	03-01-28	13,760,000	10,458,308
Entertainment 0.7%
Netflix, Inc.	4.875	04-15-28	33,008,000	32,941,332
Netflix, Inc. (C)	5.375	11-15-29	6,259,000	6,355,800
Netflix, Inc.	5.875	11-15-28	32,460,000	33,595,104
WarnerMedia Holdings, Inc.	4.279	03-15-32	20,340,000	17,943,684
WarnerMedia Holdings, Inc.	5.050	03-15-42	10,477,000	8,810,296
WarnerMedia Holdings, Inc.	5.141	03-15-52	63,180,000	51,339,790
WMG Acquisition Corp. (C)(D)	3.875	07-15-30	9,955,000	8,785,288
Interactive media and services 0.1%
Match Group Holdings II LLC (C)	3.625	10-01-31	5,958,000	5,019,615
Match Group Holdings II LLC (C)	4.125	08-01-30	14,047,000	12,409,541
Media 0.9%
Charter Communications Operating LLC	4.200	03-15-28	40,895,000	38,333,522
Charter Communications Operating LLC	5.750	04-01-48	48,607,000	40,463,834
Charter Communications Operating LLC	6.384	10-23-35	32,905,000	31,854,388
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	11,411,000	9,927,435
LCPR Senior Secured Financing DAC (C)	5.125	07-15-29	8,324,000	6,994,824
News Corp. (C)	3.875	05-15-29	16,348,000	14,775,545
Paramount Global (D)	4.200	05-19-32	7,655,000	6,241,142
Paramount Global	4.375	03-15-43	15,703,000	10,508,589
Paramount Global	4.950	05-19-50	31,931,000	22,718,938
Sirius XM Radio, Inc. (C)	4.000	07-15-28	15,524,000	13,985,815
Sirius XM Radio, Inc. (C)	5.000	08-01-27	26,970,000	25,692,359
8	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.6%
Millicom International Cellular SA (C)	6.250	03-25-29	15,160,500	$14,724,636
T-Mobile USA, Inc.	3.375	04-15-29	23,700,000	21,728,688
T-Mobile USA, Inc.	3.875	04-15-30	80,558,000	74,775,221
Vodafone Group PLC	5.625	02-10-53	15,288,000	14,793,983
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	20,093,000	20,589,820
Consumer discretionary 3.7%				887,147,344
Automobile components 0.0%
Dealer Tire LLC (C)	8.000	02-01-28	9,098,000	9,053,534
Automobiles 1.8%
Ford Motor Company	3.250	02-12-32	16,567,000	13,585,883
Ford Motor Company (D)	6.100	08-19-32	24,289,000	24,246,433
Ford Motor Credit Company LLC	4.000	11-13-30	42,905,000	37,934,575
Ford Motor Credit Company LLC	4.125	08-17-27	29,632,000	28,044,419
Ford Motor Credit Company LLC	5.113	05-03-29	38,435,000	37,038,495
Ford Motor Credit Company LLC	6.800	05-12-28	67,328,000	69,479,660
General Motors Company (D)	5.400	04-01-48	11,218,000	10,044,592
General Motors Financial Company, Inc.	2.400	10-15-28	56,908,000	50,033,765
General Motors Financial Company, Inc.	3.600	06-21-30	71,040,000	63,562,220
Hyundai Capital America (C)	2.375	10-15-27	10,962,000	9,921,454
Hyundai Capital America (C)	5.300	01-08-29	10,938,000	10,912,212
Hyundai Capital America (C)	5.680	06-26-28	23,454,000	23,776,985
Nissan Motor Acceptance Company LLC (C)	1.850	09-16-26	28,574,000	25,721,579
Nissan Motor Acceptance Company LLC (C)	2.000	03-09-26	12,989,000	11,973,569
Broadline retail 0.1%
Macy’s Retail Holdings LLC (C)(D)	5.875	04-01-29	8,087,000	7,788,347
Macy’s Retail Holdings LLC (C)	5.875	03-15-30	7,187,000	6,737,813
Macy’s Retail Holdings LLC (C)	6.125	03-15-32	13,885,000	12,923,741
Distributors 0.0%
LKQ Corp. (D)	5.750	06-15-28	7,767,000	7,848,910
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	9,157,000	9,047,397
Sotheby’s (C)	7.375	10-15-27	8,763,000	8,417,074
Hotels, restaurants and leisure 0.9%
Booking Holdings, Inc.	4.625	04-13-30	25,193,000	24,750,039
Caesars Entertainment, Inc. (C)	6.500	02-15-32	9,883,000	9,956,954
CCM Merger, Inc. (C)	6.375	05-01-26	8,345,000	8,232,141
Full House Resorts, Inc. (C)(D)	8.250	02-15-28	9,403,000	8,817,381
Hilton Grand Vacations Borrower Escrow LLC (C)	5.000	06-01-29	19,831,000	18,373,229
Hilton Grand Vacations Borrower Escrow LLC (C)	6.625	01-15-32	19,065,000	19,064,947
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	7,277,000	6,938,401
MGM Resorts International	4.750	10-15-28	31,847,000	29,892,741
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	21,207,000	19,446,752
Mohegan Tribal Gaming Authority (C)	8.000	02-01-26	15,155,000	14,283,588
Resorts World Las Vegas LLC (C)	4.625	04-16-29	19,445,000	17,733,840
Resorts World Las Vegas LLC (C)	4.625	04-06-31	10,700,000	9,140,964
Resorts World Las Vegas LLC (C)	8.450	07-27-30	15,200,000	16,186,784
Royal Caribbean Cruises, Ltd. (C)	6.250	03-15-32	5,089,000	5,102,593
Travel + Leisure Company (C)	4.625	03-01-30	8,807,000	7,948,318
Household durables 0.2%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	9,654,000	8,638,011
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables (continued)
Century Communities, Inc. (C)	3.875	08-15-29	14,250,000	$12,574,851
KB Home	4.000	06-15-31	15,888,000	13,794,615
MDC Holdings, Inc.	2.500	01-15-31	10,454,000	8,831,655
Specialty retail 0.5%
Amer Sports Company (C)	6.750	02-16-31	5,113,000	5,088,509
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	6,073,000	5,532,164
Asbury Automotive Group, Inc.	4.750	03-01-30	16,961,000	15,435,015
AutoNation, Inc.	4.750	06-01-30	22,078,000	20,999,208
Group 1 Automotive, Inc. (C)	4.000	08-15-28	11,138,000	10,166,793
Lithia Motors, Inc. (C)	3.875	06-01-29	7,350,000	6,559,875
Lithia Motors, Inc. (C)	4.375	01-15-31	7,845,000	6,960,719
Lithia Motors, Inc. (C)(D)	4.625	12-15-27	6,075,000	5,787,813
The Michaels Companies, Inc. (C)	5.250	05-01-28	24,758,000	19,222,062
The Michaels Companies, Inc. (C)(D)	7.875	05-01-29	20,540,000	13,262,752
Valvoline, Inc. (C)	3.625	06-15-31	17,779,000	15,023,387
Textiles, apparel and luxury goods 0.1%
Tapestry, Inc.	7.700	11-27-30	13,142,000	13,935,109
Tapestry, Inc.	7.850	11-27-33	10,514,000	11,373,477
Consumer staples 0.8%				178,658,068
Food products 0.8%
Coruripe Netherlands BV (C)	10.000	02-10-27	10,400,000	9,477,000
Fiesta Purchaser, Inc. (C)	7.875	03-01-31	3,380,000	3,485,328
JBS USA LUX SA	3.625	01-15-32	19,134,000	16,088,541
JBS USA LUX SA	3.750	12-01-31	5,619,000	4,778,035
JBS USA LUX SA	5.750	04-01-33	32,031,000	31,064,244
Kraft Heinz Foods Company	4.375	06-01-46	46,450,000	38,482,893
Kraft Heinz Foods Company	5.000	06-04-42	12,796,000	11,829,593
MARB BondCo PLC (C)	3.950	01-29-31	30,501,000	24,740,798
NBM US Holdings, Inc. (C)	6.625	08-06-29	23,063,000	22,737,459
Pilgrim’s Pride Corp.	6.250	07-01-33	15,805,000	15,974,177
Energy 5.3%				1,268,335,683
Oil, gas and consumable fuels 5.3%
Aker BP ASA (C)	3.100	07-15-31	11,396,000	9,625,202
Aker BP ASA (C)	3.750	01-15-30	7,230,000	6,552,364
Aker BP ASA (C)	4.000	01-15-31	39,703,000	35,870,470
Antero Midstream Partners LP (C)	5.375	06-15-29	18,463,000	17,560,292
Antero Midstream Partners LP (C)	6.625	02-01-32	14,324,000	14,265,415
Antero Resources Corp. (C)	5.375	03-01-30	5,836,000	5,561,725
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	21,017,000	19,539,803
Ascent Resources Utica Holdings LLC (C)	8.250	12-31-28	3,840,000	3,899,040
Cheniere Energy Partners LP	4.000	03-01-31	34,237,000	30,534,378
Cheniere Energy Partners LP	4.500	10-01-29	31,736,000	29,725,987
Civitas Resources, Inc. (C)	8.625	11-01-30	10,763,000	11,517,282
Columbia Pipelines Holding Company LLC (C)	5.681	01-15-34	17,450,000	17,113,924
Columbia Pipelines Operating Company LLC (C)	5.927	08-15-30	8,524,000	8,682,574
Columbia Pipelines Operating Company LLC (C)	6.036	11-15-33	13,221,000	13,575,347
Continental Resources, Inc. (C)	2.875	04-01-32	16,245,000	13,043,281
Continental Resources, Inc.	4.900	06-01-44	15,589,000	12,645,437
Continental Resources, Inc. (C)	5.750	01-15-31	15,944,000	15,629,665
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	22,814,000	21,211,850
10	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	29,961,000	$27,944,550
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	22,368,000	21,348,715
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	13,861,000	14,780,248
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	6,461,000	5,786,213
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	11,574,000	9,871,141
Energy Transfer LP	4.200	04-15-27	15,075,000	14,623,529
Energy Transfer LP	5.150	03-15-45	26,413,000	23,564,182
Energy Transfer LP	5.250	04-15-29	24,975,000	24,878,632
Energy Transfer LP	5.400	10-01-47	27,635,000	25,065,136
Energy Transfer LP	5.500	06-01-27	23,511,000	23,591,581
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	46,847,000	45,406,417
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (E)	7.125	05-15-30	36,220,000	34,911,386
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	42,999,000	40,790,214
EQM Midstream Partners LP (C)	6.375	04-01-29	7,119,000	7,139,439
EQM Midstream Partners LP (C)	7.500	06-01-27	2,859,000	2,925,049
EQM Midstream Partners LP (C)	7.500	06-01-30	1,610,000	1,711,198
Global Partners LP (C)	8.250	01-15-32	5,056,000	5,185,950
Hess Midstream Operations LP (C)	4.250	02-15-30	5,230,000	4,762,386
Hess Midstream Operations LP (C)	5.500	10-15-30	2,295,000	2,205,506
Kinder Morgan Energy Partners LP	7.750	03-15-32	13,070,000	14,594,418
Leviathan Bond, Ltd. (C)	6.500	06-30-27	29,476,000	28,149,580
Leviathan Bond, Ltd. (C)	6.750	06-30-30	4,949,000	4,516,814
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	20,748,637	18,798,300
MPLX LP	4.250	12-01-27	15,703,000	15,197,599
MPLX LP	4.950	09-01-32	13,328,000	12,765,245
MPLX LP	5.000	03-01-33	13,702,000	13,106,102
Occidental Petroleum Corp.	6.450	09-15-36	21,389,000	22,519,623
Occidental Petroleum Corp.	6.600	03-15-46	11,040,000	11,726,578
Occidental Petroleum Corp.	6.625	09-01-30	28,848,000	30,359,635
ONEOK, Inc.	5.650	11-01-28	10,600,000	10,783,551
ONEOK, Inc.	6.050	09-01-33	39,753,000	40,969,356
ONEOK, Inc.	6.625	09-01-53	25,389,000	27,283,725
Ovintiv, Inc.	5.650	05-15-28	10,445,000	10,537,978
Ovintiv, Inc.	6.250	07-15-33	8,068,000	8,295,450
Ovintiv, Inc.	7.200	11-01-31	3,846,000	4,153,075
Parkland Corp. (C)	4.500	10-01-29	12,267,000	11,208,971
Parkland Corp. (C)	4.625	05-01-30	13,739,000	12,550,027
Petroleos Mexicanos	7.690	01-23-50	46,569,000	32,055,669
Petroleos Mexicanos	8.750	06-02-29	11,892,000	11,378,272
Sabine Pass Liquefaction LLC	4.200	03-15-28	13,496,000	13,019,141
Sabine Pass Liquefaction LLC	4.500	05-15-30	40,088,000	38,360,745
Sabine Pass Liquefaction LLC	5.000	03-15-27	12,815,000	12,719,582
Southwestern Energy Company	4.750	02-01-32	9,065,000	8,234,064
Sunoco LP	4.500	04-30-30	18,663,000	16,981,113
Talos Production, Inc. (C)	9.000	02-01-29	2,236,000	2,285,333
Talos Production, Inc. (C)	9.375	02-01-31	2,795,000	2,886,995
Targa Resources Corp.	4.950	04-15-52	29,927,000	25,603,949
Targa Resources Corp.	6.150	03-01-29	21,618,000	22,281,361
Targa Resources Partners LP	4.000	01-15-32	24,529,000	21,888,576
The Williams Companies, Inc.	3.750	06-15-27	9,084,000	8,693,338
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	4.650	08-15-32	11,043,000	$10,505,611
Var Energi ASA (C)	7.500	01-15-28	4,485,000	4,722,869
Var Energi ASA (C)	8.000	11-15-32	45,544,000	50,621,245
Venture Global Calcasieu Pass LLC (C)	3.875	08-15-29	6,391,000	5,735,979
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	11,577,000	10,160,662
Venture Global LNG, Inc. (C)	9.500	02-01-29	22,555,000	24,048,443
Western Midstream Operating LP	4.050	02-01-30	21,744,000	20,101,559
Western Midstream Operating LP	6.150	04-01-33	5,402,000	5,489,642
Financials 10.6%				2,520,555,144
Banks 7.1%
Banco Santander SA (D)	4.379	04-12-28	25,889,000	24,884,477
Bank of America Corp. (2.087% to 6-14-28, then Overnight SOFR + 1.060%)	2.087	06-14-29	36,771,000	32,313,625
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	41,379,000	35,366,109
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	69,628,000	58,308,382
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	33,231,000	29,011,108
Bank of America Corp. (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%)	3.970	03-05-29	29,211,000	27,782,957
Bank of America Corp. (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%) (D)(E)	6.300	03-10-26	38,777,000	38,860,575
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (A)	7.700	05-26-84	33,847,000	33,847,000
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	25,632,000	20,136,112
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (E)	8.000	03-15-29	12,203,000	11,990,415
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (C)	5.497	05-20-30	20,395,000	20,303,587
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(D)(E)	9.250	11-17-27	9,849,000	10,464,513
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (C)	5.716	01-18-30	19,269,000	19,187,212
Citigroup, Inc.	3.200	10-21-26	39,653,000	37,653,739
Citigroup, Inc.	4.600	03-09-26	21,396,000	21,045,442
Citigroup, Inc. (4.700% to 1-30-25, then Overnight SOFR + 3.234%) (E)	4.700	01-30-25	32,150,000	30,885,357
Citigroup, Inc. (5.174% to 2-13-29, then Overnight SOFR + 1.364%)	5.174	02-13-30	15,722,000	15,561,419
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	30,413,000	30,640,948
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (E)	6.250	08-15-26	27,864,000	27,742,452
Citizens Financial Group, Inc.	3.250	04-30-30	38,053,000	32,923,471
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	15,098,000	14,822,165
Credit Agricole SA (C)	3.250	01-14-30	46,224,000	40,546,943
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (C)	6.316	10-03-29	29,409,000	30,309,610
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(E)	8.625	04-01-24	16,052,000	15,571,432
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	15,865,000	16,132,493
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	11,344,000	11,699,936
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	7,245,000	7,118,712
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	44,272,000	37,879,719
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	37,967,000	32,977,112
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	11,414,000	11,040,725
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (E)	4.600	02-01-25	28,722,000	27,960,626
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	26,205,000	25,925,879
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	22,139,000	22,110,219
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (E)	5.125	11-01-26	10,483,000	9,159,521
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	12,650,000	12,409,409
12	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
NatWest Group PLC (6.000% to 6-29-26, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	28,042,000	$27,227,383
NatWest Markets PLC (C)	1.600	09-29-26	35,700,000	32,514,833
Popular, Inc.	7.250	03-13-28	22,324,000	22,635,008
Santander Holdings USA, Inc. (2.490% to 1-6-27, then Overnight SOFR + 1.249%)	2.490	01-06-28	23,584,000	21,327,214
Santander Holdings USA, Inc.	3.244	10-05-26	53,984,000	50,561,673
Santander Holdings USA, Inc.	3.450	06-02-25	45,516,000	44,130,597
Santander Holdings USA, Inc.	4.400	07-13-27	11,424,000	10,952,220
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(E)	5.375	11-18-30	22,339,000	18,021,338
Societe Generale SA (5.634% to 1-19-29, then 1 Year CMT + 1.750%) (C)	5.634	01-19-30	10,791,000	10,633,911
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (C)	6.221	06-15-33	14,339,000	14,057,495
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (C)	6.446	01-10-29	32,791,000	33,495,119
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (E)	3.400	09-15-26	37,637,000	31,851,952
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	40,588,000	40,811,821
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	23,767,000	24,213,248
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (E)	6.250	03-15-30	19,414,000	18,323,337
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (B)(E)	8.679	06-01-24	14,899,000	14,952,219
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%)	5.435	01-24-30	18,405,000	18,203,714
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%)	5.711	01-24-35	12,486,000	12,361,499
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	26,503,000	26,500,294
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	15,833,000	16,757,225
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	17,689,000	17,589,654
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	27,058,000	27,322,061
U.S. Bancorp (6.787% to 10-26-26, then Overnight SOFR + 1.880%)	6.787	10-26-27	26,352,000	27,226,852
Wells Fargo & Company (2.393% to 6-2-27, then Overnight SOFR + 2.100%)	2.393	06-02-28	65,530,000	59,768,685
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	52,009,000	45,610,680
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	63,216,000	54,259,296
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	39,900,000	39,557,290
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (E)	5.875	06-15-25	65,602,000	65,560,671
Capital markets 2.3%
Ares Capital Corp.	2.150	07-15-26	27,532,000	25,010,053
Ares Capital Corp.	2.875	06-15-28	20,575,000	18,019,547
Ares Capital Corp.	3.250	07-15-25	12,452,000	11,960,344
Ares Capital Corp.	5.875	03-01-29	16,093,000	15,727,848
Blackstone Private Credit Fund	2.700	01-15-25	6,060,000	5,885,188
Blackstone Private Credit Fund	3.250	03-15-27	5,483,000	5,014,555
Blackstone Private Credit Fund	4.000	01-15-29	29,533,000	26,862,422
Blackstone Private Credit Fund (C)	7.300	11-27-28	16,563,000	17,094,133
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	29,929,000	24,052,925
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	19,014,000	19,663,120
Jefferies Financial Group, Inc.	5.875	07-21-28	19,804,000	20,192,684
Lazard Group LLC	4.375	03-11-29	24,053,000	22,902,422
Macquarie Bank, Ltd. (C)	3.624	06-03-30	17,809,000	15,620,548
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	14,771,000	11,899,746
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	40,882,000	32,043,554
Morgan Stanley (5.164% to 4-20-28, then Overnight SOFR + 1.590%)	5.164	04-20-29	20,085,000	19,970,127
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	29,342,000	29,157,780
MSCI, Inc. (C)	3.625	11-01-31	28,632,000	24,794,725
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	27,090,000	$27,432,244
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	26,900,000	27,773,840
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	78,969,000	65,661,196
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	32,072,000	26,452,158
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (C)	5.428	02-08-30	20,908,000	20,768,211
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (C)	6.301	09-22-34	16,003,000	16,543,655
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (C)(E)	9.250	11-13-28	12,502,000	13,347,135
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (C)(E)	9.250	11-13-33	9,321,000	10,298,456
Consumer finance 0.4%
Ally Financial, Inc. (6.992% to 6-13-28, then Overnight SOFR + 3.260%)	6.992	06-13-29	23,830,000	24,483,074
Ally Financial, Inc. (D)	7.100	11-15-27	14,730,000	15,337,268
Discover Financial Services	4.100	02-09-27	8,970,000	8,603,054
OneMain Finance Corp.	9.000	01-15-29	12,397,000	13,019,827
Trust Fibra Uno (C)	7.375	02-13-34	23,568,000	23,638,704
Financial services 0.2%
Block, Inc. (D)	3.500	06-01-31	8,050,000	6,867,242
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	10,737,000	10,719,602
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	6,356,000	5,673,402
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	11,236,000	10,607,214
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	6,021,000	5,919,667
Insurance 0.6%
AmWINS Group, Inc. (C)	6.375	02-15-29	8,774,000	8,779,723
Athene Holding, Ltd.	3.500	01-15-31	13,118,000	11,401,859
CNA Financial Corp.	2.050	08-15-30	10,248,000	8,464,997
CNO Financial Group, Inc.	5.250	05-30-29	30,469,000	29,586,634
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	18,110,000	15,898,831
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-66	24,309,000	24,676,066
SBL Holdings, Inc. (C)	5.000	02-18-31	22,901,000	18,909,003
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	27,751,000	22,819,671
Health care 2.6%				614,821,487
Biotechnology 0.7%
AbbVie, Inc.	3.200	11-21-29	72,519,000	66,349,839
Amgen, Inc.	5.250	03-02-30	55,863,000	56,278,146
Amgen, Inc.	5.250	03-02-33	33,027,000	32,936,435
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	14,397,000	11,646,169
Star Parent, Inc. (C)	9.000	10-01-30	10,793,000	11,390,598
Health care equipment and supplies 0.3%
Solventum Corp. (C)	5.400	03-01-29	20,814,000	20,781,689
Solventum Corp. (C)	5.450	03-13-31	40,038,000	39,693,317
Varex Imaging Corp. (C)	7.875	10-15-27	9,865,000	9,973,515
Health care providers and services 1.0%
AdaptHealth LLC (C)(D)	5.125	03-01-30	14,114,000	11,802,833
Cencora, Inc.	2.800	05-15-30	22,531,000	19,776,211
Centene Corp.	2.450	07-15-28	6,416,000	5,654,638
Centene Corp.	3.000	10-15-30	20,848,000	17,811,906
Centene Corp.	3.375	02-15-30	12,115,000	10,687,216
CVS Health Corp.	3.750	04-01-30	20,445,000	18,864,511
CVS Health Corp.	5.050	03-25-48	26,354,000	23,507,068
14	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
CVS Health Corp.	5.250	01-30-31	5,224,000	$5,217,921
DaVita, Inc. (C)	3.750	02-15-31	16,489,000	13,530,504
DaVita, Inc. (C)	4.625	06-01-30	28,508,000	25,076,977
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	40,388,000	31,376,054
HCA, Inc.	5.450	04-01-31	18,790,000	18,701,150
Universal Health Services, Inc.	1.650	09-01-26	22,040,000	20,038,392
Universal Health Services, Inc.	2.650	10-15-30	23,046,000	19,240,556
Life sciences tools and services 0.1%
Thermo Fisher Scientific, Inc.	4.977	08-10-30	13,482,000	13,491,547
Pharmaceuticals 0.5%
IQVIA, Inc.	6.250	02-01-29	13,280,000	13,663,407
Royalty Pharma PLC	1.750	09-02-27	12,150,000	10,819,166
Viatris, Inc.	2.700	06-22-30	37,966,000	31,977,086
Viatris, Inc.	4.000	06-22-50	79,895,000	54,534,636
Industrials 5.0%				1,198,974,886
Aerospace and defense 0.2%
AAR Escrow Issuer LLC (C)	6.750	03-15-29	5,734,000	5,788,198
Embraer Netherlands Finance BV (C)	7.000	07-28-30	17,597,000	18,384,853
Huntington Ingalls Industries, Inc.	4.200	05-01-30	17,017,000	16,016,946
TransDigm, Inc.	5.500	11-15-27	13,817,000	13,341,262
Building products 0.3%
Builders FirstSource, Inc. (C)(D)	4.250	02-01-32	19,875,000	17,462,674
Builders FirstSource, Inc. (C)	6.375	06-15-32	12,079,000	12,077,089
Builders FirstSource, Inc. (C)	6.375	03-01-34	20,376,000	20,328,455
Owens Corning	3.875	06-01-30	3,327,000	3,064,891
Owens Corning	3.950	08-15-29	27,926,000	26,334,167
Commercial services and supplies 0.2%
Albion Financing 1 SARL (C)(D)	6.125	10-15-26	15,503,000	15,330,917
Allied Universal Holdco LLC (C)	6.000	06-01-29	6,511,000	5,390,977
APX Group, Inc. (C)	5.750	07-15-29	17,139,000	16,298,003
Prime Security Services Borrower LLC (C)	3.375	08-31-27	3,713,000	3,399,216
Prime Security Services Borrower LLC (C)	6.250	01-15-28	15,557,000	15,349,832
Construction and engineering 0.1%
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	17,739,000	16,044,393
MasTec, Inc. (C)	4.500	08-15-28	11,194,000	10,497,045
Electrical equipment 0.2%
Emerald Debt Merger Sub LLC (C)	6.625	12-15-30	24,463,000	24,548,621
Regal Rexnord Corp. (C)	6.050	02-15-26	16,754,000	16,823,365
Regal Rexnord Corp. (C)	6.400	04-15-33	13,673,000	14,037,311
Ground transportation 0.1%
Uber Technologies, Inc. (C)	4.500	08-15-29	30,516,000	28,573,007
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	12,864,000	11,308,886
Ingersoll Rand, Inc.	5.400	08-14-28	4,949,000	4,988,883
JB Poindexter & Company, Inc. (C)	8.750	12-15-31	9,350,000	9,578,541
Passenger airlines 2.3%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	11-15-26	7,848,465	7,627,620
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	07-15-27	7,136,957	6,773,877
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	23,550,000	25,640,063
Alaska Airlines 2020-1 Class B Pass Through Trust (C)	8.000	08-15-25	7,122,719	7,232,980
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2014-1 Class A Pass Through Trust	3.700	10-01-26	10,467,349	$9,923,119
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	51,974,965	48,733,042
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	26,008,138	24,192,258
American Airlines 2016-1 Class AA Pass Through Trust	3.575	07-15-29	7,847,718	7,333,196
American Airlines 2016-3 Class A Pass Through Trust	3.250	04-15-30	4,545,730	4,095,127
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	10,516,525	9,656,975
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	18,801,088	17,473,727
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	13,053,430	11,695,659
American Airlines 2019-1 Class A Pass Through Trust	3.500	08-15-33	22,637,264	19,522,107
American Airlines 2019-1 Class AA Pass Through Trust	3.150	08-15-33	20,993,753	18,610,093
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	7,348,624	6,763,729
American Airlines 2021-1 Class A Pass Through Trust	2.875	01-11-36	19,405,585	16,496,066
American Airlines 2021-1 Class B Pass Through Trust	3.950	01-11-32	22,852,435	20,938,754
American Airlines, Inc. (C)	7.250	02-15-28	16,094,000	16,227,945
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	03-20-33	6,146,577	5,636,085
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	05-15-34	8,119,143	7,545,002
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	4,085,450	4,251,561
Delta Air Lines, Inc.	4.375	04-19-28	22,691,000	21,754,996
Delta Air Lines, Inc. (C)	4.750	10-20-28	31,561,627	30,851,840
JetBlue 2019-1 Class AA Pass Through Trust	2.750	11-15-33	16,051,253	13,588,021
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	27,242,880	26,321,300
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	21,696,907	19,659,112
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	16,645,416	15,808,723
United Airlines 2018-1 Class B Pass Through Trust	4.600	09-01-27	8,995,143	8,687,354
United Airlines 2019-1 Class A Pass Through Trust (D)	4.550	08-25-31	20,217,236	18,518,400
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	34,150,921	34,478,623
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	11,720,480	11,550,201
United Airlines 2023-1 Class A Pass Through Trust	5.800	07-15-37	26,033,000	26,389,855
United Airlines, Inc. (C)	4.375	04-15-26	1,856,000	1,786,334
United Airlines, Inc. (C)	4.625	04-15-29	4,647,000	4,286,415
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	9,174,314	9,017,741
Professional services 0.2%
Concentrix Corp.	6.600	08-02-28	28,161,000	28,320,782
TriNet Group, Inc. (C)	3.500	03-01-29	7,774,000	6,883,411
Trading companies and distributors 1.3%
AerCap Ireland Capital DAC	2.450	10-29-26	83,808,000	77,303,726
AerCap Ireland Capital DAC	3.000	10-29-28	45,052,000	40,482,202
AerCap Ireland Capital DAC	5.100	01-19-29	25,348,000	24,915,850
Air Lease Corp.	2.100	09-01-28	14,336,000	12,437,475
Air Lease Corp.	3.625	12-01-27	16,742,000	15,730,923
Ashtead Capital, Inc. (C)	2.450	08-12-31	14,729,000	11,855,660
Ashtead Capital, Inc. (C)	4.250	11-01-29	10,066,000	9,286,719
Ashtead Capital, Inc. (C)	4.375	08-15-27	15,640,000	14,938,373
Ashtead Capital, Inc. (C)	5.550	05-30-33	11,515,000	11,263,046
Ashtead Capital, Inc. (C)	5.800	04-15-34	12,532,000	12,412,265
Ashtead Capital, Inc. (C)	5.950	10-15-33	21,246,000	21,356,206
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	9,820,000	8,831,705
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	19,611,000	18,713,778
SMBC Aviation Capital Finance DAC (C)	2.300	06-15-28	8,237,000	7,228,688
United Rentals North America, Inc.	3.875	11-15-27	13,783,000	12,978,645
16	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 2.2%				$518,734,306
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	34,267,000	28,244,158
Motorola Solutions, Inc.	2.750	05-24-31	28,486,000	23,784,830
IT services 0.2%
Gartner, Inc. (C)	4.500	07-01-28	27,864,000	26,375,619
Kyndryl Holdings, Inc.	6.350	02-20-34	3,582,000	3,615,501
VeriSign, Inc.	2.700	06-15-31	13,953,000	11,600,108
Semiconductors and semiconductor equipment 1.5%
Broadcom, Inc. (C)	3.419	04-15-33	38,397,000	32,794,559
Broadcom, Inc.	4.750	04-15-29	88,268,000	86,592,969
Foundry JV Holdco LLC (C)	5.875	01-25-34	22,311,000	22,197,915
Marvell Technology, Inc.	2.450	04-15-28	31,863,000	28,608,116
Micron Technology, Inc.	2.703	04-15-32	20,455,000	16,790,334
Micron Technology, Inc.	4.185	02-15-27	28,301,000	27,511,854
Micron Technology, Inc.	5.300	01-15-31	15,544,000	15,384,653
Micron Technology, Inc.	5.327	02-06-29	25,665,000	25,696,138
Micron Technology, Inc.	6.750	11-01-29	46,933,000	49,816,663
NXP BV	3.875	06-18-26	32,848,000	31,805,271
Qorvo, Inc. (C)	3.375	04-01-31	16,254,000	13,693,758
Software 0.2%
Autodesk, Inc.	2.850	01-15-30	12,708,000	11,276,374
Consensus Cloud Solutions, Inc. (C)(D)	6.500	10-15-28	10,665,000	9,487,797
Oracle Corp.	2.950	04-01-30	28,741,000	25,488,757
Technology hardware, storage and peripherals 0.1%
CDW LLC	3.250	02-15-29	8,552,000	7,625,348
Dell International LLC	5.300	10-01-29	20,296,000	20,343,584
Materials 1.5%				356,374,636
Chemicals 0.3%
Braskem Idesa SAPI (C)	6.990	02-20-32	13,611,000	9,813,615
Braskem Netherlands Finance BV (C)	4.500	01-31-30	36,191,000	29,593,381
OCI NV (C)	6.700	03-16-33	12,294,000	12,185,378
Sasol Financing USA LLC	5.500	03-18-31	14,257,000	11,869,300
Construction materials 0.2%
Cemex SAB de CV (C)	3.875	07-11-31	20,841,000	18,168,633
Cemex SAB de CV (C)	5.200	09-17-30	18,640,000	17,871,670
Standard Industries, Inc. (C)	3.375	01-15-31	8,626,000	7,147,478
Standard Industries, Inc. (C)	4.375	07-15-30	10,985,000	9,794,066
Standard Industries, Inc. (C)	5.000	02-15-27	4,561,000	4,391,314
Summit Materials LLC (C)	7.250	01-15-31	5,067,000	5,258,041
Containers and packaging 0.3%
Graphic Packaging International LLC (C)	3.500	03-01-29	15,512,000	13,829,062
Mauser Packaging Solutions Holding Company (C)	7.875	08-15-26	10,356,000	10,493,911
Owens-Brockway Glass Container, Inc. (C)	6.625	05-13-27	9,013,000	8,993,060
Owens-Brockway Glass Container, Inc. (C)	7.250	05-15-31	7,132,000	7,228,211
Pactiv Evergreen Group Issuer, Inc. (C)	4.000	10-15-27	24,222,000	22,562,793
Metals and mining 0.7%
Anglo American Capital PLC (C)	4.750	04-10-27	17,181,000	16,811,554
Arsenal AIC Parent LLC (C)	8.000	10-01-30	8,998,000	9,425,405
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	25,092,000	23,862,635
First Quantum Minerals, Ltd. (C)	8.625	06-01-31	8,062,000	7,699,339
Freeport-McMoRan, Inc.	4.250	03-01-30	28,353,000	26,491,281
Freeport-McMoRan, Inc.	5.400	11-14-34	19,031,000	18,513,275
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Freeport-McMoRan, Inc.	5.450	03-15-43	32,600,000	$30,355,356
Hudbay Minerals, Inc. (C)	4.500	04-01-26	4,708,000	4,536,828
Newmont Corp.	2.800	10-01-29	10,460,000	9,291,678
Novelis Corp. (C)	4.750	01-30-30	22,106,000	20,187,372
Real estate 1.0%				235,912,926
Real estate management and development 0.1%
CoStar Group, Inc. (C)	2.800	07-15-30	29,716,000	25,125,261
Residential REITs 0.1%
American Homes 4 Rent LP	4.250	02-15-28	12,929,000	12,420,310
Specialized REITs 0.8%
American Tower Corp.	3.550	07-15-27	18,925,000	17,935,761
American Tower Corp.	3.800	08-15-29	38,566,000	35,689,772
American Tower Trust I (C)	5.490	03-15-28	29,682,000	29,948,654
GLP Capital LP	3.250	01-15-32	10,853,000	9,003,520
GLP Capital LP	4.000	01-15-30	10,777,000	9,698,824
GLP Capital LP	5.375	04-15-26	20,353,000	20,130,472
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	5,074,000	4,536,336
Iron Mountain, Inc. (C)	5.250	07-15-30	12,183,000	11,400,610
SBA Tower Trust (C)	6.599	01-15-28	8,442,000	8,654,310
VICI Properties LP (C)	3.875	02-15-29	13,041,000	11,896,652
VICI Properties LP (C)	4.125	08-15-30	12,630,000	11,328,809
VICI Properties LP (C)	4.625	12-01-29	24,513,000	22,824,054
VICI Properties LP	5.125	05-15-32	5,669,000	5,319,581
Utilities 2.2%				533,404,586
Electric utilities 1.8%
American Electric Power Company, Inc.	5.625	03-01-33	11,607,000	11,690,692
Atlantica Transmision Sur SA (C)(D)	6.875	04-30-43	12,266,780	12,450,782
Constellation Energy Generation LLC	6.125	01-15-34	10,166,000	10,606,103
Constellation Energy Generation LLC	6.500	10-01-53	13,243,000	14,534,196
Duke Energy Corp.	2.450	06-01-30	8,046,000	6,880,075
Duke Energy Corp.	5.750	09-15-33	26,958,000	27,463,605
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (C)(E)	9.125	03-15-33	17,388,000	19,293,029
Emera US Finance LP	3.550	06-15-26	22,002,000	21,099,965
FirstEnergy Corp.	2.650	03-01-30	15,065,000	12,878,070
FirstEnergy Corp.	3.400	03-01-50	7,202,000	4,811,876
Georgia Power Company	4.950	05-17-33	13,396,000	13,115,739
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	10,230,000	8,602,838
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	24,194,000	24,131,313
NRG Energy, Inc. (C)	2.450	12-02-27	22,398,000	20,004,708
NRG Energy, Inc. (C)	3.625	02-15-31	12,916,000	10,860,196
NRG Energy, Inc. (C)	3.875	02-15-32	27,970,000	23,364,950
NRG Energy, Inc. (C)	4.450	06-15-29	16,431,000	15,271,054
NRG Energy, Inc. (C)	7.000	03-15-33	21,814,000	22,711,529
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(E)	10.250	03-15-28	17,139,000	18,182,234
The Southern Company	5.700	03-15-34	21,372,000	21,771,333
Vistra Operations Company LLC (C)	3.700	01-30-27	43,768,000	41,398,306
Vistra Operations Company LLC (C)	4.300	07-15-29	38,331,000	35,725,711
Vistra Operations Company LLC (C)	6.950	10-15-33	23,292,000	24,267,818
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	16,012,075	13,439,254
18	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
LLPL Capital Pte, Ltd. (C)	6.875	02-04-39	2,816,540	$2,721,481
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	19,774,000	18,463,931
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	6,602,000	6,159,279
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(E)	8.000	10-15-26	7,218,000	7,218,000
Multi-utilities 0.2%
Dominion Energy, Inc.	3.375	04-01-30	14,886,000	13,384,557
NiSource, Inc.	1.700	02-15-31	8,046,000	6,390,551
NiSource, Inc.	3.600	05-01-30	15,381,000	14,074,953
NiSource, Inc.	5.250	03-30-28	5,035,000	5,057,174
Sempra	5.500	08-01-33	21,267,000	21,135,752
Water utilities 0.0%

Artera Services LLC (C)	8.500	02-15-31	4,154,000	4,243,532

Municipal bonds 0.1%				$24,741,363
(Cost $30,015,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	12,216,054

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	13,918,000	12,525,309
Collateralized mortgage obligations 3.5%				$826,687,083
(Cost $1,153,542,627)
Commercial and residential 2.5%				591,358,792
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(F)	0.990	04-25-53	6,015,763	5,468,482
Series 2021-2, Class A1 (C)(F)	0.985	04-25-66	6,899,425	5,697,661
Series 2021-4, Class A1 (C)(F)	1.035	01-20-65	18,908,227	15,195,975
Series 2021-5, Class A1 (C)(F)	0.951	07-25-66	19,014,219	15,887,745
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(F)	1.175	10-25-48	11,092,944	9,479,635
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(F)	3.719	11-05-32	11,565,000	3,847,053
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	12,218,822	11,883,794
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	10,908,000	10,181,342
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	19,169,897	17,907,149
Series 2019-B13, Class A2	2.889	08-15-57	19,805,850	18,153,256
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(F)	0.941	02-25-49	8,131,900	7,104,597
BX Trust
Series 2022-CLS, Class A (C)	5.760	10-13-27	19,433,000	19,319,206
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(F)	5.820	10-12-40	17,664,000	17,937,548
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(F)	0.924	08-25-66	13,331,047	10,502,032
Series 2021-3, Class A1 (C)(F)	0.956	09-27-66	19,009,048	15,068,293
Series 2021-HX1, Class A1 (C)(F)	1.110	10-25-66	14,993,029	12,346,267
COLT Trust
Series 2020-RPL1, Class A1 (C)(F)	1.390	01-25-65	32,262,516	26,755,708
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.432	05-10-51	221,652,123	3,336,396
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(F)	4.394	08-10-30	18,413,000	14,437,236
Series 2017-PANW, Class A (C)	3.244	10-10-29	7,264,000	6,610,240
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	14,666,000	14,122,072
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (C)	2.257	08-15-37	6,900,603	6,391,335
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM2, Class A1 (C)(F)	1.179	02-25-66	11,625,608	$10,047,602
Series 2021-NQM3, Class A1 (C)(F)	1.015	04-25-66	10,208,205	8,275,330
Series 2021-NQM5, Class A1 (C)(F)	0.938	05-25-66	7,322,250	5,786,429
Series 2021-NQM6, Class A1 (C)(F)	1.174	07-25-66	23,106,357	18,439,233
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(F)	0.797	02-25-66	4,365,821	3,640,142
Series 2021-2, Class A1 (C)(F)	0.931	06-25-66	12,724,725	10,189,280
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(F)	2.500	02-01-51	25,571,805	20,428,471
GCAT Trust
Series 2021-NQM1, Class A1 (C)(F)	0.874	01-25-66	7,542,144	6,092,854
Series 2021-NQM2, Class A1 (C)(F)	1.036	05-25-66	9,182,594	7,418,273
Series 2021-NQM3, Class A1 (C)(F)	1.091	05-25-66	14,172,807	11,715,280
GS Mortgage Securities Trust
Series 2020-UPTN, Class A (C)	2.751	02-10-37	8,264,000	7,872,823
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(F)	1.382	09-27-60	2,392,939	2,181,145
Series 2021-NQM1, Class A1 (C)(F)	1.017	07-25-61	6,113,583	5,161,222
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-37	16,214,158	170,613
Series 2007-4, Class ES IO (A)	0.350	07-19-47	16,158,926	215,681
Series 2007-6, Class ES IO (C)	0.343	08-19-37	17,177,982	221,407
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(F)	1.071	06-25-56	8,132,000	6,877,618
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	15,435,000	13,119,750
MFA Trust
Series 2021-NQM1, Class A1 (C)(F)	1.153	04-25-65	5,896,835	5,315,595
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (C)(F)	4.316	01-15-43	7,402,000	6,109,992
NYMT Loan Trust
Series 2022-CP1, Class A1 (C)	2.042	07-25-61	9,114,942	8,268,674
OBX Trust
Series 2020-EXP2, Class A3 (C)(F)	2.500	05-25-60	5,490,769	4,465,619
Series 2021-NQM2, Class A1 (C)(F)	1.101	05-25-61	13,615,880	10,669,010
Series 2021-NQM3, Class A1 (C)(F)	1.054	07-25-61	20,618,578	15,944,534
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(F)	2.000	01-25-36	20,707,819	17,733,302
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	22,906,000	17,736,395
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (C)(F)	2.447	12-25-66	21,816,469	18,644,158
Towd Point Mortgage Trust
Series 2018-4, Class A1 (C)(F)	3.000	06-25-58	11,496,668	10,635,517
Series 2019-1, Class A1 (C)(F)	3.750	03-25-58	9,402,744	8,929,574
Series 2019-4, Class A1 (C)(F)	2.900	10-25-59	9,792,510	9,166,720
Series 2020-4, Class A1 (C)	1.750	10-25-60	14,964,617	13,081,478
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (C)	1.218	05-25-65	3,474,834	3,251,568
Series 2021-3, Class A1 (C)(F)	1.046	06-25-66	14,831,788	12,279,919
Series 2021-4, Class A1 (C)(F)	0.938	07-25-66	8,793,657	6,929,774
Series 2021-5, Class A1 (C)(F)	1.013	09-25-66	14,285,669	11,873,104
Series 2021-R1, Class A1 (C)(F)	0.820	10-25-63	5,372,148	4,837,684
U.S. Government Agency 1.0%				235,328,291
Federal Home Loan Mortgage Corp.
Series T-41, Class 3A (F)	4.355	07-25-32	719	673
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	67	67
Government National Mortgage Association
20	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2008-90, Class IO	2.013	12-16-50	2,003,488	$249,020
Series 2012-114, Class IO	0.623	01-16-53	7,914,657	122,724
Series 2012-120, Class IO	0.641	02-16-53	3,894,442	60,891
Series 2013-63, Class IO	0.746	09-16-51	3,988,130	102,131
Series 2016-174, Class IO	0.896	11-16-56	25,410,045	981,946
Series 2017-109, Class IO	0.230	04-16-57	41,994,547	650,302
Series 2017-124, Class IO	0.627	01-16-59	33,751,041	1,053,272
Series 2017-135, Class IO	0.717	10-16-58	49,928,218	1,846,266
Series 2017-140, Class IO	0.486	02-16-59	22,477,378	677,972
Series 2017-159, Class IO	0.432	06-16-59	33,646,325	884,289
Series 2017-169, Class IO	0.579	01-16-60	81,799,255	2,445,062
Series 2017-20, Class IO	0.526	12-16-58	78,052,315	1,776,916
Series 2017-22, Class IO	0.753	12-16-57	10,213,618	352,857
Series 2017-41, Class IO	0.584	07-16-58	30,509,985	848,199
Series 2017-46, Class IO	0.649	11-16-57	47,146,770	1,606,616
Series 2017-61, Class IO	0.704	05-16-59	12,795,528	443,650
Series 2017-74, Class IO	0.435	09-16-58	42,346,794	814,947
Series 2017-89, Class IO	0.492	07-16-59	35,403,374	978,241
Series 2018-114, Class IO	0.590	04-16-60	28,460,845	1,049,516
Series 2018-158, Class IO	0.788	05-16-61	75,671,382	3,752,082
Series 2018-35, Class IO	0.541	03-16-60	70,465,695	2,441,953
Series 2018-43, Class IO	0.436	05-16-60	92,488,817	2,866,645
Series 2018-68, Class IO	0.427	01-16-60	11,860,903	356,783
Series 2018-69, Class IO	0.615	04-16-60	31,504,599	1,358,248
Series 2018-81, Class IO	0.484	01-16-60	20,037,777	758,953
Series 2018-9, Class IO	0.443	01-16-60	56,171,519	1,680,562
Series 2018-99, Class IO	0.452	06-16-60	46,026,756	1,486,393
Series 2019-131, Class IO	0.802	07-16-61	63,047,086	3,295,503
Series 2020-100, Class IO	0.784	05-16-62	74,712,725	4,208,702
Series 2020-108, Class IO	0.847	06-16-62	185,837,067	10,509,922
Series 2020-114, Class IO	0.800	09-16-62	178,864,697	10,302,428
Series 2020-118, Class IO	0.881	06-16-62	149,610,805	8,968,001
Series 2020-119, Class IO	0.605	08-16-62	73,388,936	3,421,803
Series 2020-120, Class IO	0.762	05-16-62	41,114,096	2,302,550
Series 2020-137, Class IO	0.796	09-16-62	252,584,105	13,788,465
Series 2020-150, Class IO	0.963	12-16-62	122,355,791	8,121,941
Series 2020-170, Class IO	0.834	11-16-62	165,032,794	10,083,537
Series 2020-92, Class IO	0.879	02-16-62	30,803,588	1,891,263
Series 2021-110, Class IO	0.873	11-16-63	97,459,451	6,230,232
Series 2021-163, Class IO	0.801	03-16-64	118,309,703	6,812,273
Series 2021-183, Class IO	0.871	01-16-63	89,656,285	5,440,128
Series 2021-3, Class IO	0.868	09-16-62	211,005,269	12,731,298
Series 2021-40, Class IO	0.824	02-16-63	56,080,699	3,348,169
Series 2022-150, Class IO	0.822	06-16-64	22,179,353	1,372,740
Series 2022-17, Class IO	0.802	06-16-64	138,001,354	8,487,953
Series 2022-181, Class IO	0.716	07-16-64	68,575,764	4,523,312
Series 2022-21, Class IO	0.784	10-16-63	60,831,749	3,675,570
Series 2022-53, Class IO	0.711	06-16-64	227,440,665	11,332,186
Series 2022-57, Class IO	0.756	09-16-63	167,605,191	9,633,410
Series 2023-177, Class IO	0.860	06-16-65	169,481,292	11,514,390
Series 2023-197, Class IO	1.319	09-16-65	51,278,666	4,601,450
Series 2023-30, Class IO	1.146	11-16-64	97,311,187	7,142,583
Series 2023-36, Class IO	0.935	10-16-64	155,454,787	10,749,559
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2023-62, Class IO	0.937	02-16-65	122,628,425	$8,487,861

Series 2023-91, Class IO	0.875	04-16-65	142,136,104	10,703,886
Asset backed securities 5.1%				$1,231,146,413
(Cost $1,336,159,633)
Asset backed securities 5.1%				1,231,146,413
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-20-30	7,905,137	7,543,516
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	29,159,000	26,352,158
Series 2023-2A, Class A2 (C)	6.500	11-16-48	16,000,000	16,025,800
AMSR Trust
Series 2020-SFR4, Class A (C)	1.355	11-17-37	4,270,000	3,991,832
Series 2021-SFR4, Class A (C)	2.117	12-17-38	5,614,000	5,155,029
Applebee’s Funding LLC
Series 2023-1A, Class A2 (C)	7.824	03-05-53	13,242,000	13,672,309
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	7,680,238	6,844,405
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	33,570,420	30,999,513
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (C)	3.280	09-26-33	5,830,639	5,568,075
CARS-DB4 LP
Series 2020-1A, Class B1 (C)	4.170	02-15-50	21,876,000	21,041,092
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	32,673,044	30,384,206
Series 2021-1A, Class A1 (C)	1.530	03-15-61	31,424,971	28,204,804
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	31,989,043	28,568,013
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	24,211,379	21,359,010
Series 2022-1A, Class A (C)	2.720	01-18-47	18,374,069	16,318,189
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	16,162,000	15,820,335
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	67,953	71,240
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	26,783,000	24,803,313
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	16,189,140	14,688,721
Series 2021-1A, Class C (C)	4.430	02-27-51	3,400,000	2,803,762
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	11,649,420	11,098,884
Series 2021-1A, Class A2I (C)	2.045	11-20-51	52,357,833	47,688,404
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	6,825,000	5,913,185
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	36,042,420	34,490,379
Series 2021-1A, Class A2I (C)	2.662	04-25-51	24,023,668	21,342,989
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	21,671,740	19,640,844
Series 2021-1A, Class A2 (C)	2.791	10-20-51	30,225,278	26,217,499
ExteNet LLC
Series 2019-1A, Class C (C)	5.219	07-25-49	7,100,000	6,966,904
FirstKey Homes Trust
Series 2020-SFR1, Class A (C)	1.339	08-17-37	24,100,989	22,609,393
Series 2020-SFR2, Class A (C)	1.266	10-19-37	13,674,230	12,745,074
Series 2021-SFR1, Class A (C)	1.538	08-17-38	18,238,987	16,644,203
Series 2021-SFR1, Class D (C)	2.189	08-17-38	23,526,000	21,302,480
22	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (C)	7.549	01-26-54	19,190,000	$19,898,040
Ford Credit Auto Owner Trust
Series 2023-2, Class A (C)	5.280	02-15-36	28,128,000	28,413,390
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	12,354,902	11,719,280
Series 2021-1A, Class A2 (C)	2.773	04-20-29	21,269,574	20,045,857
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	23,807,000	22,211,941
Hilton Grand Vacations Trust
Series 2022-1D, Class B (C)	4.100	06-20-34	1,676,797	1,605,819
Home Partners of America Trust
Series 2021-2, Class A (C)	1.901	12-17-26	9,879,540	8,945,228
Hotwire Funding LLC
Series 2021-1, Class C (C)	4.459	11-20-51	4,950,000	4,350,520
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	11,002,710	10,494,077
Series 2022-1A, Class A2I (C)	3.445	02-26-52	15,286,080	14,153,459
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (C)	6.560	04-20-53	15,842,000	15,906,722
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (C)	2.600	08-15-68	7,940,576	7,410,581
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	14,178,047	12,076,817
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	45,551,531	40,371,215
Series 2022-1A, Class A2 (C)	3.695	01-30-52	18,212,320	15,940,135
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	41,424,000	36,037,596
Series 2021-1, Class B1 (C)	2.410	10-20-61	12,840,000	10,745,023
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	3,061,586	2,849,452
Progress Residential Trust
Series 2021-SFR8, Class B (C)	1.681	10-17-38	13,890,000	12,525,470
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	1,360,967	1,350,550
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	26,639,000	25,108,371
SCF Equipment Leasing LLC
Series 2021-1A, Class E (C)	3.560	08-20-32	3,300,000	3,100,564
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	10,409,000	10,504,231
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	29,893,410	29,128,533
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D (C)	3.170	11-20-37	1,252,907	1,174,681
SMB Private Education Loan Trust
Series 2019-B, Class A2A (C)	2.840	06-15-37	14,190,735	13,482,295
Series 2020-PTA, Class A2A (C)	1.600	09-15-54	13,822,128	12,530,817
Series 2021-A, Class APT2 (C)	1.070	01-15-53	9,825,022	8,671,344
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	26,727,605	25,312,328
Series 2021-1A, Class A2I (C)	2.190	08-20-51	22,481,248	19,377,101
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	7,674,512	6,600,441
Taco Bell Funding LLC
Series 2021-1A, Class A2I (C)	1.946	08-25-51	44,509,215	40,133,430
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	16,540,631	14,223,742
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	35,767,967	$31,653,013
Series 2021-1A, Class A (C)	1.860	03-20-46	21,386,242	18,552,851
Vantage Data Centers LLC
Series 2020-1A, Class A2 (C)	1.645	09-15-45	26,045,000	24,301,774
Series 2020-2A, Class A2 (C)	1.992	09-15-45	20,898,000	17,963,459
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	21,585,097	19,298,497
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	25,214,066	21,865,401
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	6,687,152	6,058,705
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	20,693,400	18,178,103

	Shares	Value
Common stocks 0.1%		$11,573,945
(Cost $41,004,678)
Energy 0.0%		2,105,124
Oil, gas and consumable fuels 0.0%
Altera Infrastructure LP (G)	75,183	2,105,124
Utilities 0.1%		9,468,821
Multi-utilities 0.1%

Algonquin Power & Utilities Corp. (D)	470,150	9,468,821

Preferred securities 0.0%		$11,162,310
(Cost $14,443,341)
Communication services 0.0%		8,638,290
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	468,200	8,638,290
Financials 0.0%		2,524,020
Banks 0.0%
Wells Fargo & Company, 7.500%	2,139	2,524,020

	Yield (%)	Shares	Value
Short-term investments 2.9%			$678,880,981
(Cost $678,852,318)
Short-term funds 2.9%			678,880,981
John Hancock Collateral Trust (H)	5.2759(I)	67,885,382	678,880,981

Total investments (Cost $25,815,456,756) 101.8%	$24,241,522,574
Other assets and liabilities, net (1.8%)	(422,557,062)
Total net assets 100.0%	$23,818,965,512

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
24	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,745,182,818 or 19.9% of the fund’s net assets as of 2-29-24.
(D)	All or a portion of this security is on loan as of 2-29-24. The value of securities on loan amounted to $86,442,366.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Non-income producing security.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $88,327,775.
(I)	The rate shown is the annualized seven-day yield as of 2-29-24.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	25

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1,453	Long	Jun 2024	$159,866,773	$160,465,688	$598,915
						$598,915
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
26	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$12,506,770,733	—	$12,506,770,733	—
Corporate bonds	8,950,559,746	—	8,950,559,746	—
Municipal bonds	24,741,363	—	24,741,363	—
Collateralized mortgage obligations	826,687,083	—	826,687,083	—
Asset backed securities	1,231,146,413	—	1,231,146,413	—
Common stocks	11,573,945	$9,468,821	2,105,124	—
Preferred securities	11,162,310	11,162,310	—	—
Short-term investments	678,880,981	678,880,981	—	—
Total investments in securities	$24,241,522,574	$699,512,112	$23,542,010,462	—
Derivatives:
Assets
Futures	$598,915	$598,915	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
|	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	67,885,382	$541,208,050	$5,111,245,923	$(4,973,737,874)	$148,919	$15,963	$16,284,106	—	$678,880,981
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
28	|